Cover	May 17, 2026
Document Type	8-K
Document Period End Date	May 17, 2026
Entity Registrant Name	SACHEM CAPITAL CORP.
Entity Incorporation, State or Country Code	NY
Entity File Number	001-37997
Entity Tax Identification Number	81-3467779
Entity Address, Address Line One	568 East Main Street
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	203
Local Phone Number	433-4736
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001682220
Common Shares, par value $.001 per share
Title of 12(b) Security	Common Shares, par value $.001 per share
Trading Symbol	SACH
Security Exchange Name	NYSEAMER
6.00% notes due 2026
Title of 12(b) Security	6.00% notes due 2026
Trading Symbol	SCCD
Security Exchange Name	NYSEAMER
6.00% notes due 2027
Title of 12(b) Security	6.00% notes due 2027
Trading Symbol	SCCE
Security Exchange Name	NYSEAMER
7.125% notes due 2027
Title of 12(b) Security	7.125% notes due 2027
Trading Symbol	SCCF
Security Exchange Name	NYSEAMER
8.00% notes due 2027
Title of 12(b) Security	8.00% notes due 2027
Trading Symbol	SCCG
Security Exchange Name	NYSEAMER
7.75% Series A Cumulative Redeemable Preferred Stock, Liquidation Preference $25.00 per share
Title of 12(b) Security	7.75% Series A Cumulative Redeemable Preferred Stock, Liquidation Preference $25.00 per share
Trading Symbol	SACHPRA
Security Exchange Name	NYSEAMER